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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
        Report for the Calendar Year or Quarter Ended:     6/30/2008
                                                       ----------------
        Check here if Amendment[ ]: Amendment Number:
                                                       ----------------
                        This Amendment (Check only one):
                        [  ] is a restatement
                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         MICHAEL R. MURPHY
              ------------------------------------------------------------------
Address:      191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
              ------------------------------------------------------------------
Form 13F File Number 28-   11638
                           ---------------------------------------------------

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark Buckley
              ------------------------------------------------------------------
Title:        Associate
              ------------------------------------------------------------------
Phone:        312-265-9600
              ------------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Mark Buckley
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
8/13/2008
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[ x ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
--------------

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                       2
          --------------

Form 13F Information Table Entry Total:
                      25
          --------------
Form 13F Information Table Value Total:
           $    167,569 (thousands)
          --------------

 THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                Form 13F File Number           Name
1                  28-11635                       DANIEL J. DONOGHUE
--------           --------------------           ------------------------------
2                  28-11637                       DISCOVERY GROUP I, LLC
--------           --------------------           ------------------------------

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                              13F INFORMATION TABLE
                                    6/30/2008

             COLUMN 1         COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7         COLUMN 8
                                                                                                                 Voting Authority

             NAME OF          TITLE OF                VALUE      SHRS OR   SH/  PUT/   INVESTMENT    OTHER
              ISSUER           CLASS       CUSIP    (X $1000)    PRN AMT   PRN  CALL   DISCRETION   MANAGERS  SOLE    SHARED    NONE
ALLION HEALTHCARE INC           COM      019615103      10,646  1,874,328  SH         SHARED-OTHER    1, 2           1,874,328
AMERICAN MED ALERT CORP         COM      027904101       5,388    933,747  SH         SHARED-OTHER    1, 2             933,747
CASCADE MICROTECH INC           COM      147322101       1,642    249,473  SH         SHARED-OTHER    1, 2             249,473
CYBEX INTL INC                  COM      23252E106       4,661  1,358,834  SH         SHARED-OTHER    1, 2           1,358,834
DRUGSTORE COM INC               COM      262241102      12,369  6,510,209  SH         SHARED-OTHER    1, 2           6,510,209
GAMING PARTNERS INTL CORP       COM      36467A107         797    205,411  SH         SHARED-OTHER    1, 2             205,411
GREENFIELD ONLINE INC           COM      395150105       3,686    247,018  SH         SHARED-OTHER    1, 2             247,018
HAWK CORP                       CL A     420089104      15,459    831,126  SH         SHARED-OTHER    1, 2             831,126
HEARTLAND PMT SYS INC           COM      42235N108       6,250    264,822  SH         SHARED-OTHER    1, 2             264,822
HOME DIAGNOSTICS INC DEL        COM      437080104      11,727  1,294,351  SH         SHARED-OTHER    1, 2           1,294,351
HUTTIG BLDG PRODS INC           COM      448451104       1,157    639,093  SH         SHARED-OTHER    1, 2             639,093
HYPERCOM CORP                   COM      44913M105       7,677  1,744,771  SH         SHARED-OTHER    1, 2           1,744,771
LINCOLN EDL SVCS CORP           COM      533535100       2,085    179,310  SH         SHARED-OTHER    1, 2             179,310
OPENTV CORP                     CL A     G67543101      16,164 12,338,736  SH         SHARED-OTHER    1, 2          12,338,736
OPNET TECHNOLOGIES INC          COM      683757108         370     41,160  SH         SHARED-OTHER    1, 2              41,160
PSYCHEMEDICS CORP             COM NEW    744375205       5,884    358,786  SH         SHARED-OTHER    1, 2             358,786
RADYNE CORP                   COM NEW    750611402       2,266    198,215  SH         SHARED-OTHER    1, 2             198,215
SCHULMAN A INC                  COM      808194104       6,667    329,083  SH         SHARED-OTHER    1, 2             329,083
SPANISH BROADCASTING SYS INC    CL A     846425882       4,559  3,999,029  SH         SHARED-OTHER    1, 2           3,999,029
SHUTTERFLY INC                  COM      82568P304       7,112    582,444  SH         SHARED-OTHER    1, 2             582,444
TESSCO TECHNOLOGIES INC         COM      872306107       8,683    634,699  SH         SHARED-OTHER    1, 2             634,699
TIER TECHNOLOGIES INC           CL B     88650Q100       9,954  1,242,670  SH         SHARED-OTHER    1, 2           1,242,670
UNIVERSAL AMERICAN CORP         COM      913377107       6,647    650,409  SH         SHARED-OTHER    1, 2             650,409
UTAH MED PRODS INC              COM      917488108       2,637     92,605  SH         SHARED-OTHER    1, 2              92,605
VNUS MED TECHNOLOGIES INC       COM      928566108      13,082    653,764  SH         SHARED-OTHER    1, 2             653,764

 TOTAL                                                 167,569 37,454,093                                           37,454,093